Derivative Financial Instruments - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Derivative Instruments, Gain (Loss) [Line Item]
Maximum amount of loss due to credit risk	$ 20,636
Maximum length of time hedged in cash flow hedges	3 years
Maturity period of significant portion of forward and option contracts outstanding	12 months
Net unrealized gain (loss) from cash flow hedges recognized in other comprehensive income (loss) , net of taxes	$ 21,903	$ 19,228	$ (31,908)
Typical maturity period of other risk management derivatives	less than 12 months
Foreign Exchange Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Item]
Net unrealized gain (loss) from cash flow hedges recognized in other comprehensive income (loss)	$ 26,408	20,035	(34,260)
Net unrealized gain (loss) from cash flow hedges recognized in other comprehensive income (loss) , net of taxes	21,903	$ 19,228	$ (31,908)
Foreign currency cash flow hedge, reclassified into earnings during fiscal year 2021	$ 15,721